Summary of Significant Accounting Policies (Details) - Schedule of Revenues by Geographic Locations	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of Revenues by Geographic Locations [Line Items]
Total revenues	¥ 264,759,505	$ 38,270,552	¥ 434,311,150
Mainland PRC revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Revenues by Geographic Locations [Line Items]
Total revenues	254,823,992	36,834,390	290,966,447
Hong Kong revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Revenues by Geographic Locations [Line Items]
Total revenues			59,650,651
International revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Revenues by Geographic Locations [Line Items]
Total revenues	¥ 9,935,513	$ 1,436,162	¥ 83,694,052